Schedule_I_T3 - Condensed Financial Information of the Parent Company - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net cash provided by (used in) operating activities	¥ 136,208	$ 19,749	¥ (1,020,441)	¥ (983,368)
Cash Flows from Investing Activities
Purchases of short-term investments	(2,421,802)	(351,128)
Net Cash used in Investing Activities	(1,155,416)	(167,519)	(1,484,257)	(508,832)
Cash Flows from Financing Activities
Proceeds from issuance of preferred shares, net of issuance costs				3,868,594
Proceeds from issuance of ordinary shares, net of issuance costs				4,380,213
Repurchases of Ordinary shares	(654,650)	(94,915)	(15,161)	(491,167)
Repurchases of Preferred shares				(1,076,771)
Issuance costs of issuance of Ordinary Shares in IPO	(1,706)	(247)
Repayment of a shareholder receivable resulting from Repurchases of Ordinary Shares			12,959
Proceeds from exercise of vested share options	1,906	276
Net cash provided by (used in) financing activities	(654,450)	(94,886)	(1,706)	6,680,869
Effect of exchange rate changes on cash and cash equivalents and restricted cash	89,978	13,044	(88,980)	(131,856)
Net increase in cash, cash equivalents and restricted cash	(1,583,680)	(229,612)	(2,595,384)	5,056,813
Cash and cash equivalents and restricted cash at the beginning of the year	3,138,008	454,968	5,733,392	676,579
Cash and cash equivalents and restricted cash at the end of the year	1,554,328	225,356	3,138,008	5,733,392
Parent Company
Net cash provided by (used in) operating activities	(25,271)	(3,664)	45,330	(20,890)
Cash Flows from Investing Activities
Capital contribution to Group companies			(25,856)	(624,978)
Purchases of short-term investments	(342,380)	(49,640)
Advances to Group companies	(1,396,460)	(202,468)	(2,060,287)	(5,487,408)
Receival of advances repayment from Group companies	2,539,576	368,204	1,165,010	840
Acquisition of businesses, net of cash and cash equivalents acquired				(3,196)
Net Cash used in Investing Activities	800,736	116,096	(921,133)	(6,114,742)
Cash Flows from Financing Activities
Proceeds from issuance of preferred shares, net of issuance costs				3,909,059
Proceeds from issuance of ordinary shares, net of issuance costs				4,389,910
Repurchases of Ordinary shares	(654,650)	(94,915)	(15,161)	(491,167)
Repurchases of Preferred shares				(1,076,771)
Issuance costs of issuance of Ordinary Shares in IPO	(1,706)	(247)
Repayment of a shareholder receivable resulting from Repurchases of Ordinary Shares			12,959
Proceeds from exercise of vested share options	1,906	276
Net cash provided by (used in) financing activities	(654,450)	(94,886)	(2,202)	6,731,031
Effect of exchange rate changes on cash and cash equivalents and restricted cash	2,528	366	(23,679)	(66,906)
Net increase in cash, cash equivalents and restricted cash	123,543	17,912	(901,684)	528,493
Cash and cash equivalents and restricted cash at the beginning of the year	33,320	4,831	935,004	406,511
Cash and cash equivalents and restricted cash at the end of the year	¥ 156,863	$ 22,743	¥ 33,320	¥ 935,004